Analysis of Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Real Estate Properties [Line Items]
Other real estate owned, beginning of year	$ 34,682	$ 57,767	$ 57,767	$ 65,640
Transfers from loan portfolio	12,869	15,773	27,535	47,977
Impairments			(3,580)	(10,320)
Sales			(47,040)	(45,530)
Other real estate owned, end of year	80,988		34,682	57,767
Commercial Real Estate [Member]
Real Estate Properties [Line Items]
Other real estate owned, end of year			16,410	29,582
Construction, Land and Development [Member]
Real Estate Properties [Line Items]
Other real estate owned, end of year			13,385	23,292
1- 4 single family residential [Member]
Real Estate Properties [Line Items]
Other real estate owned, end of year			$ 4,887	$ 4,893